Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	ProFrac Holding Corp.
Entity Central Index Key	0001881487
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false